Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 259,503	$ 341,981	$ 441,843	$ 485,453
Financing cash outflows for finance leases	1,603,626	816,744
Right-of-use assets obtained in exchange for lease obligations:
Operating leases				1,575,468
Finance leases